UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-02280

Name of Registrant:	Putnam Convertible Securities Fund

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	Robert T. Burns
Putnam Convertible Securities Fund
One Post Office Square
Boston, Massachusetts 02109

CC:	Bryan Chegwidden, Esq.
Ropes & Gray LLP
1211 Avenue of the Americas
New York, New York 10036

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	10/31

Date of reporting period:	07/01/2017 - 06/30/2018

Registrant :	Putnam Convertible Securities Fund
Fund Name :	Putnam Convertible Securities Fund
Date of Fiscal Year End:	10/31

Bank of America Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	BAC	CUSIP 060505104	04/25/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Sharon L. Allen	Mgmt	For	For	For
	2	Elect Susan S. Bies	Mgmt	For	For	For
	3	Elect Jack O. Bovender, Jr.	Mgmt	For	For	For
	4	Elect Frank P. Bramble, Sr.	Mgmt	For	For	For
	5	Elect Pierre J. P. de Weck	Mgmt	For	For	For
	6	Elect Arnold W. Donald	Mgmt	For	For	For
	7	Elect Linda P. Hudson	Mgmt	For	For	For
	8	Elect Monica C. Lozano	Mgmt	For	For	For
	9	Elect Thomas J. May	Mgmt	For	For	For
	10	Elect Brian T. Moynihan	Mgmt	For	For	For
	11	Elect Lionel L. Nowell, III	Mgmt	For	For	For
	12	Elect Michael D. White	Mgmt	For	For	For
	13	Elect Thomas D. Woods	Mgmt	For	For	For
	14	Elect R. David Yost	Mgmt	For	For	For
	15	Elect Maria T. Zuber	Mgmt	For	For	For
	16	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	17	Ratification of Auditor	Mgmt	For	For	For
	18	Shareholder Proposal Regarding Independent Chair	ShrHoldr	Against	Against	For

Cincinnati Bell Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CBB	CUSIP 171871502	05/01/2018		Take No Action
	Meeting Type	Country of Trade
	Proxy Contest	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Dissident Nominee James Chadwick	ShrHoldr	N/A	TNA	N/A
	1.2	Elect Dissident Nominee Matthew Goldfarb	ShrHoldr	N/A	TNA	N/A
	1.3	Elect Dissident Nominee Justyn R. Putnam	ShrHoldr	N/A	TNA	N/A
	1.4	Elect Management Nominee Phillip R. Cox	ShrHoldr	N/A	TNA	N/A
	1.5	Elect Management Nominee John W. Eck	ShrHoldr	N/A	TNA	N/A
	1.6	Elect Management Nominee Leigh R. Fox	ShrHoldr	N/A	TNA	N/A
	1.7	Elect Management Nominee Jakki L. Haussler	ShrHoldr	N/A	TNA	N/A
	1.8	Elect Management Nominee Lynn A. Wentworth	ShrHoldr	N/A	TNA	N/A
	1.9	Elect Management Nominee Martin J. Yudkovitz	ShrHoldr	N/A	TNA	N/A
	2	Advisory Vote on Executive Compensation	Mgmt	N/A	TNA	N/A
	3	Adoption of Proxy Access	Mgmt	N/A	TNA	N/A
	4	Ratification of Auditor	Mgmt	N/A	TNA	N/A

Cincinnati Bell Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	CBB	CUSIP 171871502	05/01/2018		Voted
	Meeting Type	Country of Trade
	Proxy Contest	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Phillip R. Cox	Mgmt	For	For	For
	1.2	Elect John W. Eck	Mgmt	For	For	For
	1.3	Elect Leigh R. Fox	Mgmt	For	For	For
	1.4	Elect Jakki L. Haussler	Mgmt	For	For	For
	1.5	Elect Craig F. Maier	Mgmt	For	For	For
	1.6	Elect Russel P. Mayer	Mgmt	For	For	For
	1.7	Elect Theodore H Torbeck	Mgmt	For	For	For
	1.8	Elect Lynn A. Wentworth	Mgmt	For	For	For
	1.9	Elect Martin J. Yudkovitz	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Adoption of Proxy Access	Mgmt	For	For	For
	4	Ratification of Auditor	Mgmt	For	For	For

Citigroup Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	C	CUSIP 172967424	04/24/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Michael L. Corbat	Mgmt	For	For	For
	2	Elect Ellen M. Costello	Mgmt	For	For	For
	3	Elect John C. Dugan	Mgmt	For	For	For
	4	Elect Duncan P. Hennes	Mgmt	For	For	For
	5	Elect Peter B. Henry	Mgmt	For	For	For
	6	Elect Franz B. Humer	Mgmt	For	For	For
	7	Elect S. Leslie Ireland	Mgmt	For	For	For
	8	Elect Renee J. James	Mgmt	For	For	For
	9	Elect Eugene M. McQuade	Mgmt	For	For	For
	10	Elect Michael E. O'Neill	Mgmt	For	For	For
	11	Elect Gary M. Reiner	Mgmt	For	For	For
	12	Elect Anthony M. Santomero	Mgmt	For	For	For
	13	Elect Diana L. Taylor	Mgmt	For	For	For
	14	Elect James S. Turley	Mgmt	For	For	For
	15	Elect Deborah C. Wright	Mgmt	For	For	For
	16	Elect Ernesto Zedillo Ponce de Leon	Mgmt	For	For	For
	17	Ratification of Auditor	Mgmt	For	For	For
	18	Advisory Vote on Executive Compensation	Mgmt	For	Against	Against
	19	Amendment to the 2014 Stock Incentive Plan	Mgmt	For	For	For
	20	Shareholder Proposal Regarding Indigenous Peoples' Rights Policy	ShrHoldr	Against	Against	For
	21	Shareholder Proposal Regarding Cumulative Voting	ShrHoldr	Against	Against	For
	22	Shareholder Proposal Regarding Lobbying Report	ShrHoldr	Against	Against	For
	23	Shareholder Proposal Regarding Amendment to Proxy Access Bylaw	ShrHoldr	Against	Against	For
	24	Shareholder Proposal Regarding Government Service Vesting	ShrHoldr	Against	Against	For
	25	Shareholder Proposal Regarding Right to Call a Special Meeting	ShrHoldr	Against	Against	For

Danaher Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	DHR	CUSIP 235851102	05/08/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Donald J. Ehrlich	Mgmt	For	For	For
	2	Elect Linda P. Hefner Filler	Mgmt	For	For	For
	3	Elect Thomas P. Joyce, Jr.	Mgmt	For	For	For
	4	Elect Teri List-Stoll	Mgmt	For	For	For
	5	Elect Walter G. Lohr, Jr.	Mgmt	For	For	For
	6	Elect Mitchell P. Rales	Mgmt	For	Against	Against
	7	Elect Steven M. Rales	Mgmt	For	For	For
	8	Elect John T. Schwieters	Mgmt	For	For	For
	9	Elect Alan G. Spoon	Mgmt	For	For	For
	10	Elect Raymond C. Stevens	Mgmt	For	For	For
	11	Elect Elias A. Zerhouni	Mgmt	For	For	For
	12	Ratification of Auditor	Mgmt	For	For	For
	13	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	14	Shareholder Proposal Regarding Right to Call Special Meetings	ShrHoldr	Against	Against	For

Live Nation Entertainment, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	LYV	CUSIP 538034109	06/06/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Mark D. Carleton	Mgmt	For	Against	Against
	2	Elect Ariel Z. Emanuel	Mgmt	For	For	For
	3	Elect R. Ted Enloe, III	Mgmt	For	For	For
	4	Elect Ping Fu	Mgmt	For	For	For
	5	Elect Jeffrey T. Hinson	Mgmt	For	For	For
	6	Elect Jimmy Iovine	Mgmt	For	For	For
	7	Elect James S. Kahan	Mgmt	For	For	For
	8	Elect Gregory B. Maffei	Mgmt	For	Against	Against
	9	Elect Randall T. Mays	Mgmt	For	For	For
	10	Elect Michael Rapino	Mgmt	For	For	For
	11	Elect Mark S. Shapiro	Mgmt	For	For	For
	12	Elect Dana Walden	Mgmt	For	For	For
	13	Ratification of Auditor	Mgmt	For	For	For

NCR Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	NCR	CUSIP 62886E108	04/25/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Gregory R. Blank	Mgmt	For	For	For
	1.2	Elect Richard L. Clemmer	Mgmt	For	For	For
	1.3	Elect Robert P. DeRodes	Mgmt	For	For	For
	1.4	Elect Deborah A. Farrington	Mgmt	For	For	For
	1.5	Elect Kurt P. Kuehn	Mgmt	For	For	For
	1.6	Elect William R. Nuti	Mgmt	For	Withhold	Against
	1.7	Elect Matthew A. Thompson	Mgmt	For	For	For
	2	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	3	Ratification of Auditor	Mgmt	For	For	For

Stone Energy Corporation
	Ticker	Security ID:	Meeting Date		Meeting Status
	SGY	CUSIP 861642304	05/05/2018		Voted
	Meeting Type	Country of Trade
	Consent	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Merger	Mgmt	For	For	For
	2	Advisory Vote on Golden Parachutes	Mgmt	For	For	For
	3	Approve New Talos Long Term Incentive Plan	Mgmt	For	For	For

T-Mobile US, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	TMUS	CUSIP 872590104	06/13/2018		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1.1	Elect Thomas Dannenfeldt	Mgmt	For	Withhold	Against
	1.2	Elect Srikant M. Datar	Mgmt	For	Withhold	Against
	1.3	Elect Lawrence H. Guffey	Mgmt	For	Withhold	Against
	1.4	Elect Timotheus Hottges	Mgmt	For	Withhold	Against
	1.5	Elect Bruno Jacobfeuerborn	Mgmt	For	Withhold	Against
	1.6	Elect Raphael Kubler	Mgmt	For	Withhold	Against
	1.7	Elect Thorsten Langheim	Mgmt	For	Withhold	Against
	1.8	Elect John J. Legere	Mgmt	For	Withhold	Against
	1.9	Elect G. Michael Sievert	Mgmt	For	Withhold	Against
	1.10	Elect Olaf Swantee	Mgmt	For	Withhold	Against
	1.11	Elect Teresa A. Taylor	Mgmt	For	Withhold	Against
	1.12	Elect Kelvin R. Westbrook	Mgmt	For	Withhold	Against
	2	Ratification of Auditor	Mgmt	For	For	For
	3	Amendment to the 2013 Omnibus Incentive Plan	Mgmt	For	For	For
	4	Shareholder Proposal Regarding Proxy Access	ShrHoldr	Against	For	Against
	5	Shareholder Proposal Regarding Compensation in the Event of a Change in Control	ShrHoldr	Against	Against	For

Xilinx, Inc.
	Ticker	Security ID:	Meeting Date		Meeting Status
	XLNX	CUSIP 983919101	08/09/2017		Voted
	Meeting Type	Country of Trade
	Annual	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Elect Dennis Segers	Mgmt	For	For	For
	2	Elect Moshe N. Gavrielov	Mgmt	For	For	For
	3	Elect Saar Gillai	Mgmt	For	For	For
	4	Elect Ronald Jankov	Mgmt	For	For	For
	5	Elect Thomas H. Lee	Mgmt	For	For	For
	6	Elect J. Michael Patterson	Mgmt	For	For	For
	7	Elect Albert A. Pimentel	Mgmt	For	For	For
	8	Elect Marshall C. Turner, Jr.	Mgmt	For	For	For
	9	Elect Elizabeth W. Vanderslice	Mgmt	For	For	For
	10	Amendment to the Employee Qualified Stock Purchase Plan	Mgmt	For	For	For
	11	Amendment to the 2007 Equity Incentive Plan	Mgmt	For	For	For
	12	Frequency of Advisory Vote on Executive Compensation	Mgmt	1 Year	1 Year	For
	13	Advisory Vote on Executive Compensation	Mgmt	For	For	For
	14	Ratification of Auditor	Mgmt	For	For	For

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management's recommendation if management's recommendation is 'Abstain.' Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Convertible Securities Fund

By:	Jonathan S. Horwitz*

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Principal Executive Officer and Compliance Liaison

Date:	August 10, 2018

*By:	/s/ Nancy E. Florek

Name:	Nancy E. Florek

Date:	August 10, 2018

Pursuant to power of attorney filed herewith

POWER OF ATTORNEY

I, the undersigned Executive Vice President, Principal Executive Officer and Compliance Liaison of each of the funds listed on Schedule A hereto, constitute and appoint Nancy E. Florek my true and lawful attorney, with full power to her to sign for me, and in my name and in the capacities indicated below, the Annual Report of Proxy Voting Record on Form N-PX under the Investment Company Act of 1940, as amended of each of the funds listed on Schedule A hereto and any and all amendments to said Annual Report of Proxy Voting Record and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorney full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as she might or could do in person, and I ratify and confirm all that said attorney may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and common seal on the date set forth below.

Signature	Title	Date

/s/ Jonathan S. Horwitz	Executive Vice President,	August 8, 2018
Jonathan S. Horwitz	Principal Executive Officer and
Compliance Liaison

Schedule A

Putnam American Government Income Fund	Putnam Managed Municipal Income Trust
Putnam Arizona Tax Exempt Income Fund	Putnam Massachusetts Tax Exempt Income Fund
Putnam Asset Allocation Funds	Putnam Master Intermediate Income Trust
Putnam California Tax Exempt Income Fund	Putnam Michigan Tax Exempt Income Fund
Putnam Convertible Securities Fund	Putnam Minnesota Tax Exempt Income Fund
Putnam Diversified Income Trust	Putnam Money Market Fund
Putnam Equity Income Fund	Putnam Mortgage Recovery Fund
Putnam Europe Equity Fund	Putnam Mortgage Securities Fund
The Putnam Fund for Growth and Income	Putnam Municipal Opportunities Trust
Putnam Funds Trust	Putnam New Jersey Tax Exempt Income Fund
George Putnam Balanced Fund	Putnam New York Tax Exempt Income Fund
Putnam Global Equity Fund	Putnam Ohio Tax Exempt Income Fund
Putnam Global Health Care Fund	Putnam Pennsylvania Tax Exempt Income Fund
Putnam Global Income Trust	Putnam Premier Income Trust
Putnam Global Natural Resources Fund	Putnam RetirementReady® Funds
Putnam Global Utilities Fund	Putnam Sustainable Leaders Fund
Putnam High Yield Fund	Putnam Tax Exempt Income Fund
Putnam High Yield Trust	Putnam Tax Exempt Money Market Fund
Putnam Income Fund	Putnam Tax-Free Income Trust
Putnam International Equity Fund	Putnam Variable Trust
Putnam Investment Funds	Putnam Vista Fund
Putnam Investment-Grade Municipal Trust	Putnam Voyager Fund
Putnam Investors Fund